Receivables, net and Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Receivables, net and Contract assets and liabilities
Receivables, net

	December 31,
($ in millions)	2018	2017
Trade receivables	5,970	5,553
Other receivables	635	510
Allowance	(219)	(202)
Total	6,386	5,861

Reconciliation of changes in allowance for doubtful accounts

($ in millions)	2018	2017	2016
Balance at January 1,	202	202	160
Additions	126	61	116
Deductions	(93)	(74)	(64)
Exchange rate differences	(16)	13	(10)
Balance at December 31,	219	202	202

Information about contract assets and contract liabilities

($ in millions)	2018	2017	2016
Contract assets	1,082	1,141	1,222
Contract liabilities	1,707	1,792	1,690

Significant changes in contract assets and contract liabilities

	2018		2017
	Contract	Contract	Contract	Contract
($ in millions)	assets	liabilities	assets	liabilities
Revenue recognized, which was included in the Contract liabilities balance at Jan 1, 2018/2017		(879)		(1,212)
Additions to Contract liabilities - excluding amounts recognized as revenue during the period		518		868
Receivables recognized that were included in the Contract assets balance at Jan 1, 2018/2017	(633)		(584)